Regulatory Capital Matters - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 (Core) Capital to adjusted total assets as required by CF Bank Order	8.00%	8.00%	8.00%
Total Capital to risk weighted assets as required by CF Bank Order	12.00%	12.00%	12.00%
Capital contribution from the Holding Company	$ 13,500
Percent of Qualified Thrift Lender test requires	65.00%
Opening balance in liquidation account	$ 14,300